Liabilities arising from securities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities Arising From Securities
Real	R$ 116,770,927	R$ 101,534,267	R$ 73,544,509
U.S. dollar	13,612,088	14,508,126	12,952,068
Total	R$ 130,383,015	R$ 116,042,393	R$ 86,496,576
Real	11.90%	12.30%	5.40%
U.S. dollar	4.90%	5.20%	5.70%
Total	8.40%	8.80%	5.60%